Goodwill and Other Intangible Assets (Amortization Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 14,654	$ 10,907	$ 5,357
Amortization of Intangible Assets Including Discontinued Operations	14,692	10,933	5,378
Disposal Group, Including Discontinued Operation, Amortization	(38)	(26)	(21)
Retailer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	5,432	6,250	4,456
Developed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	6,800	2,833	0
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 2,460	$ 1,850	$ 922